The Prudential Insurance Company of America

                                     Thomas J. Loftus
                                     Assistant General Counsel
                                     Law Department


                                     The Prudential Insurance Company of America
                                     213 Washington Street
                                     Newark, NJ 07102-2992
                                     (973) 802-3930 fax: (973) 802-9560


                                                                     May 4, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                           Re: Pruco Life PRUvider Variable Appreciable Account (Registration No. 33-49994)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 11 and (ii) that the text of Post-Effective Amendment No. 11 was filed electronically on April 27, 1999. (Accession No. 0000950110-99-000609)


                                      By:            /s/ Thomas J. Loftus
                                                    Thomas J. Loftus
                                                    Assistant General Counsel
                                                    Pruco Life Insurance Company